Accrued Expenses	12 Months Ended
Dec. 31, 2013
Accrued Expenses [Abstract]
ACCRUED EXPENSES
7.          ACCRUED EXPENSES

Accrued expenses consisted of the following at:

	December 31, 2013	December 31, 2012
Accrued Department of Energy Fee	$2,316,508	$--
Accrued registration rights penalty	1,543,000
Accrued consulting fees	985,122	--
Accrued warranty liability	514,000	--
Accrued taxes payable	415,506	--
Accrued wages	23,800	97,961
Accrued fees	491,414	72,448
Due to JNS	48,797	--
Accrued interest expense	19,537	7,200
Total	$6,357,684	$177,609

U.S. Department of Energy

In conjunction with the U.S. Department of Energy (“DOE”) grant, the DOE owns 51% of all property reimbursed under the terms of the grant with a fair value in excess of $5,000 but allows for the grantee to purchase the DOE’s share at the end of the grant.  The DOE grant is currently under novation negotiations and terminated as of December 31, 2013.  The Company has accrued a liability of 51% of the net book value of all DC fast chargers in inventory and installed as of December 31, 2013 subject to the resolution of the novation negotiations.

Registration Rights Penalty

In connection with the sale of the Company’s stock during the quarter ended December 31, 2013, the Company sold 17,785,714 shares of its common stock and issued 17,785,714 warrants for gross proceeds of $15,450,000.  In conjunction with these sales, the Company also issued 112,000 shares of common stock, 988,000 warrant units and 112,000 warrants to placement agents.  The Company granted the purchasers’ and the placement agents’ registration rights on both the shares and the underlying shares related to the warrants within 60 days of the date of the sale of the stock, as amended.  The stock purchase agreement provided for a penalty provision imposed upon the Company of 1% of the gross proceeds per month for each month that the shares are not registered not to exceed 10%.  As of February 9, 2014, the amended 60 day threshold, the Company had not filed a registration statement with the Securities and Exchange Commission (“SEC”).  The Company has accrued a liability for the maximum liability as it can not determine when the registration statement will become effective but does not believe at this time that it is probable that it will be effective before the maximum penalty is reached.  The Company has also accrued interest in the amount of $16,838 through April 10, 2014 at the rate of 18% per annum simple interest in accordance with the terms of the registration rights agreement.  As of April 10, 2014, the Company does not have a registration statement before the SEC pertaining to these shares.

Consulting Fees

Accrued consulting fees represent contractual obligations to issue either shares of the Company’s common stock and or cash to consultants for services rendered.  The Company is currently contesting whether the consultants performed in accordance with terms of their respective contracts and therefore has not issued the shares nor paid for the services.

Warranty

The Company provides a limited product warranty against defects in materials and workmanship for its Blink residential and commercial chargers, ranging in length from one to two years.  The Company accrues for estimated warranty costs at the time of revenue recognition and records the expense of such accrued liabilities as a component of cost of sales.  Estimated warranty costs are based on historical product data and anticipated future costs.  Should actual failure rates differ significantly from estimates, the impact of these unforeseen costs would be recorded as a change in estimate in the period identified.  The changes in the carrying amount of accrued warranty reserves, for the year ended December 31, 2013 is as follows:

Fair value of liability as of acquisition date of Blink	$426,000
Additional warranty liability accrued	131,675
Warranty costs incurred	(43,675)
Balance at December 31, 2013	$514,000

No warranty costs were incurred during 2012.

Fees

Accrued fees consist of legal, accounting and revenue share and electricity reimbursement to the property owners where the electric charging stations are located.

Due to JNS

In conjunction with the JNS APA, the Company is obligated to furnish JNS with 51 level 2 car charging stations and any revenues collected from JNS stations since November 5, 2013.